Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Schedule of Balances of Investment Properties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in investment property [abstract]
Opening Balance
Subsidiary acquisition (Note 9.3)	3,875,752
Variation in fair value, net	17,116
Provision of Real Estate Transfer Tax	(6,450)
Other	278
Closing balance	R$ 3,886,696
Bottom of range [member]
Reconciliation of changes in investment property [abstract]
Significant unobservable inputs (as a percentage)	6.50%
Top of range [member]
Reconciliation of changes in investment property [abstract]
Significant unobservable inputs (as a percentage)	9.00%